Financial Instruments - Summary of Partnership's Financing Receivables (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Payment activity | Performing
Financing Receivable, Recorded Investment [Line Items]
Direct financing leases	$ 18,773	$ 17,586